UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/12

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   12/31/2012

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:  $230,166.68


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	17609.99	196321		SH 	SOLE		N/A		196321		0		0
Canadian Natural Resources	COM		136385101	14908.44	516398.98	SH 	SOLE		N/A		516398.98	0		0
Pfizer				COM		717081103	11304.37	450744.98	SH 	SOLE		N/A		450744.98	0		0
Google				COM		38259P508	11052.11	15624		SH 	SOLE		N/A		15624		0		0
Pepsico				COM		713448108	10422.03	152302		SH 	SOLE		N/A		152302		0		0
Johnson & Johnson		COM		478160104	10256.01	146305.39	SH 	SOLE		N/A		146305.39	0		0
Cisco Systems			COM		17275R102	9963.09		507043		SH 	SOLE		N/A		507043		0		0
Fairfax Financial		COM		303901102	9524.99		26385		SH 	SOLE		N/A		26385		0		0
Visa				COM		92826C839	9282.61		61239		SH 	SOLE		N/A		61239		0		0
Applied Materials		COM		38222105	9257.53		809225		SH 	SOLE		N/A		809225		0		0
3M				COM		88579Y101	9213.32		99228		SH 	SOLE		N/A		99228		0		0
U S Bancorp			COM		902973304	9195.85		287910		SH 	SOLE		N/A		287910		0		0
Wells Fargo			COM		949746101	9159.73		267985.07	SH 	SOLE		N/A		267985.07	0		0
United Parcel Service - Class B	COM		911312106	8468.85		114863		SH 	SOLE		N/A		114863		0		0
Procter & Gamble		COM		742718109	8073.19		118915.8	SH 	SOLE		N/A		118915.8	0		0
Microsoft			COM		594918104	7944.72		297447.15	SH 	SOLE		N/A		297447.15	0		0
Oracle				COM		68389X105	7052.24		211652		SH 	SOLE		N/A		211652		0		0
American Express		COM		25816109	6742.24		117297.22	SH 	SOLE		N/A		117297.22	0		0
Wal-Mart Stores			COM		931142103	6696.18		98141.32	SH 	SOLE		N/A		98141.32	0		0
Bank of America			COM		60505104	6498.79		559757.91	SH 	SOLE		N/A		559757.91	0		0
Citigroup			COM		172967101	6424.98		162411		SH 	SOLE		N/A		162411		0		0
General Electric		COM		369604103	5957.38		283820		SH 	SOLE		N/A		283820		0		0
Molson Coors Brewing B		COM		60871R209	4160.39		97228		SH 	SOLE		N/A		97228		0		0
Sysco				COM		871829107	3407.61		107631.31	SH 	SOLE		N/A		107631.31	0		0
Automatic Data Processing	COM		53015103	3155.06		55420		SH 	SOLE		N/A		55420		0		0
Becton Dickinson		COM		75887109	2943.46		37645		SH 	SOLE		N/A		37645		0		0
Du Pont E I De Nemours		COM		263534109	2844.62		63244		SH 	SOLE		N/A		63244		0		0
Covidien			COM		G2554F105	2012.53		34855.07	SH 	SOLE		N/A		34855.07	0		0
Hewlett Packard			COM		428236103	1990.71		139699		SH 	SOLE		N/A		139699		0		0
Coca Cola			COM		191216100	1586.03		43752.51	SH 	SOLE		N/A		43752.51	0		0
Republic Services		COM		760759100	1247.46		42532		SH 	SOLE		N/A		42532		0		0
Exxon Mobil			COM		30231G102	831.83		9611		SH 	SOLE		N/A		9611		0		0
Paychex				COM		704326107	669.14		21515.72	SH 	SOLE		N/A		21515.72	0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	155.93		2275		SH 	SOLE		N/A		2275		0		0
Apple				COM		37833100	153.27		288		SH 	SOLE		N/A		288		0		0